Goodwill - Summary (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 29,159
Intangible assets at end of period	27,560	€ 29,159
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	29,260	23,838
Foreign currency exchange differences	(2,010)	417
Additions from business combinations	(417)	5,014
Retirements/disposals	(9)	(9)
Intangible assets at end of period	27,658	29,260
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(101)	(102)
Foreign currency exchange differences	(3)	(1)
Intangible assets at end of period	€ (98)	€ (101)